Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,012	$ 985,616
Total Tax-Exempt Mortgage-Backed Securities (identified cost $961,034)		$ 985,616

Tax-Exempt Municipal Obligations — 100.4%
Security	Principal Amount (000's omitted)	Value
Education — 3.8%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 98,667
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	22,683
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,421,448
4.00%, 4/1/44	1,500	1,501,530
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,000	2,225,660
University of California, 5.25%, 5/15/35	3,555	3,581,449
		$ 8,851,437
Electric Utilities — 3.1%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,087,564
Georgia Municipal Electric Power Authority, 5.00%, 1/1/39	2,000	2,000,640
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	2,500	2,517,475
Utility Debt Securitization Authority, NY, Green Bonds, 5.00%, 12/15/49	1,500	1,674,405
		$ 7,280,084
Escrowed/Prerefunded — 3.8%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,386,970
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/34	5,235	5,360,221
		$ 8,747,191
Security	Principal Amount (000's omitted)	Value
General Obligations — 20.0%
Chicago Board of Education, IL:
5.00%, 12/1/42	$390	$ 385,952
5.00%, 12/1/44	2,000	1,991,980
Chicago, IL:
5.00%, 1/1/39	1,400	1,458,100
5.00%, 1/1/44	1,490	1,529,678
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/47	4,000	4,002,480
District of Columbia, 4.00%, 2/1/46	3,500	3,533,530
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/53	3,000	3,295,680
Illinois:
4.00%, 11/1/40	1,000	1,001,770
5.00%, 5/1/35	2,000	2,006,700
5.50%, 5/1/39	205	227,089
5.50%, 3/1/42	2,300	2,574,413
5.75%, 5/1/45	210	231,237
New York, NY:
4.00%, 9/1/46	2,000	2,017,000
4.00%, 4/1/50	2,000	2,005,060
(SPA: TD Bank, N.A.), 4.00%, 9/1/49(1)	600	600,000
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	3,039,270
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,500	3,534,265
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,202,786
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,106,737
Washington Unified School District, CA, (Election of 2020), 4.125%, 8/1/46	2,820	2,888,216
		$ 46,631,943
Hospital — 8.2%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$2,500	$ 2,689,425
5.00%, 4/1/52	2,500	2,655,775
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,029,490
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,062,140
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,845,555
5.00%, 6/1/37	1,000	1,025,370

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	$1,535	$ 1,513,019
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,010	1,078,498
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	2,100	2,120,475
		$ 19,019,747
Housing — 2.5%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,076,113
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,500	2,547,600
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	515,190
5.00%, 7/1/42	1,250	1,267,837
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	285,000
		$ 5,691,740
Insured - Education — 0.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$ 1,991,045
		$ 1,991,045
Insured - Electric Utilities — 1.6%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,440,407
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	1,315	1,315,868
		$ 3,756,275
Insured - General Obligations — 2.1%
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	$3,500	$ 3,389,750
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,525,275
		$ 4,915,025
Insured - Lease Revenue/Certificates of Participation — 2.9%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,817,706
		$ 6,817,706
Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue — 0.5%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,155	$ 1,156,709
		$ 1,156,709
Insured - Special Tax Revenue — 6.9%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,656,482
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,518,280
(NPFG), 5.50%, 1/1/30	2,565	2,993,432
		$ 16,168,194
Insured - Transportation — 6.7%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,341,629
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,364,110
		$ 15,705,739
Insured - Water and Sewer — 0.9%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$ 658,354
(AGM), 5.00%, 7/1/33	565	568,249
(AGM), 5.00%, 7/1/35	280	281,459
(AGM), 5.00%, 7/1/37	565	567,203
		$ 2,075,265
Lease Revenue/Certificates of Participation — 5.3%
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	$2,550	$ 2,517,692
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	1,000	1,003,780
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,436,800
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	2,500	2,606,475
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,665	1,740,341
		$ 12,305,088
Other Revenue — 3.7%
Black Belt Energy Gas District, AL, (Liq: Royal Bank of Canada), 4.00% to 12/1/31 (Put Date), 6/1/51	$2,500	$ 2,519,250
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,600	1,505,904

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$750	$ 797,340
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,798,328
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	480,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,596,240
		$ 8,697,062
Senior Living/Life Care — 3.4%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(3)	$140	$ 139,773
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,150	904,291
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(3)	265	242,875
5.625%, 7/1/46(3)	360	324,990
5.75%, 7/1/54(3)	775	693,594
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	910,800
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,075,589
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,617,788
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(3)	1,730	1,671,768
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(3)	245	210,666
		$ 7,792,134
Special Tax Revenue — 15.0%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.25%, 7/1/42	$2,250	$ 2,609,100
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	2,500	2,465,100
Louisiana, Gasoline and Fuels Tax Revenue, (LOC: TD Bank, N.A.), 4.00%, 5/1/43(1)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 4.00%, 7/1/51	1,405	1,403,693
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,751,900
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	1,048,040
4.00%, 5/1/45	2,795	2,806,851
5.00%, 11/1/46(4)	2,000	2,232,020
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/39	$3,000	$ 3,106,140
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	2,500	2,501,675
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	1,010,530
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,056,420
5.00%, 7/1/58	2,817	2,833,846
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,190,900
		$ 35,016,215
Transportation — 5.4%
Atlanta, GA, Airport Revenue, Green Bonds, 5.00%, 7/1/48	$2,000	$ 2,231,120
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(4)	2,000	2,231,120
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	2,000	2,238,140
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	225	231,964
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,124,530
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,400,744
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,553,295
Texas Transportation Commission, 0.00%, 8/1/40	1,000	468,040
		$ 12,478,953
Water and Sewer — 3.7%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	$4,500	$ 4,587,075
4.00%, 6/15/51	2,000	1,988,320
5.25%, 6/15/52(4)	1,000	1,124,830

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
(SPA: Mizuho Bank, Ltd.), 4.00%, 6/15/44(1)	$1,000	$ 1,000,000
		$ 8,700,225
Total Tax-Exempt Municipal Obligations (identified cost $223,242,803)		$233,797,777
Total Investments — 100.8% (identified cost $224,203,837)		$234,783,393
Other Assets, Less Liabilities — (0.8)%		$ (1,867,886)
Net Assets — 100.0%		$232,915,507
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(2)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $3,283,666 or 1.4% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
At December 31, 2023, the concentration of the Fund’s investments in the various states determined as a percentage of net assets, is as follows:
Texas	16.0%
New York	14.1%
California	10.8%
Others, representing less than 10% individually	59.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 22.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 10.2% to 15.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 985,616	$ —	$ 985,616
Tax-Exempt Municipal Obligations	—	233,797,777	—	233,797,777
Total Investments	$ —	$234,783,393	$ —	$234,783,393
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.